Submission	Jun. 30, 2025
Submission [Line Items]
Central Index Key	0001862935
Registrant Name	Currenc Group Inc.
Registration File Number	333-284957
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES